Derivatives (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	R$ 73,103	R$ 39,006
Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	59,799	33,341
Government Abroad [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	411	193
Private Entities [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	12,893	5,472
Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	10,014	3,086
Below Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	63,089	35,920
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	42,500	12,710
Not later than one year [member] | Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	40,664	12,168
Not later than one year [member] | Government Abroad [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	78	1
Not later than one year [member] | Private Entities [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	1,758	541
Not later than one year [member] | Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	1,222	55
Not later than one year [member] | Below Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	41,278	12,655
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	11,940	13,661
Later than one year and not later than three years [member] | Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	8,678	11,355
Later than one year and not later than three years [member] | Government Abroad [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	141	69
Later than one year and not later than three years [member] | Private Entities [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	3,121	2,237
Later than one year and not later than three years [member] | Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	1,544	1,291
Later than one year and not later than three years [member] | Below Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	10,396	12,370
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	18,192	12,528
Later than three years and not later than five years [member] | Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	10,284	9,745
Later than three years and not later than five years [member] | Government Abroad [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	192	123
Later than three years and not later than five years [member] | Private Entities [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	7,716	2,660
Later than three years and not later than five years [member] | Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	7,153	1,706
Later than three years and not later than five years [member] | Below Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	11,039	10,822
Later than five years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	471	107
Later than five years [member] | Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	173	73
Later than five years [member] | Private Entities [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	298	34
Later than five years [member] | Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	95	34
Later than five years [member] | Below Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	376	73
Credit Default Swaps [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	37,066	20,268
Credit Default Swaps [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	6,463	1,141
Credit Default Swaps [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	11,940	6,492
Credit Default Swaps [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	18,192	12,528
Credit Default Swaps [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	471	107
Total Returns Swap [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	36,037	18,738
Total Returns Swap [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	R$ 36,037	11,569
Total Returns Swap [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments		R$ 7,169